OIL AND NATURAL GAS PROPERTIES (Details Narrative)							1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 10, 2024 USD ($) a	Jul. 31, 2024 a ft²	Dec. 29, 2023 USD ($)	Nov. 10, 2023 USD ($) a	Oct. 16, 2023 USD ($)	Dec. 22, 2022 USD ($)	Jan. 31, 2024 USD ($)	Oct. 31, 2023 USD ($) a ft²	Apr. 30, 2023 USD ($)	Jul. 31, 2024 USD ($) a ft²	Jul. 31, 2023 USD ($)	Jul. 31, 2024 USD ($) a ft²	Jul. 31, 2023 USD ($)	Oct. 31, 2023 USD ($) a ft²	Oct. 31, 2022 USD ($)	May 12, 2023	Mar. 31, 2023 a ft²	Feb. 28, 2023 a ft²	May 27, 2022 USD ($) a	Sep. 14, 2021
Property, Plant and Equipment [Line Items]
Exploration costs										$ 8,054	$ 199,637	$ 132,871	$ 225,052	$ 251,743	$ 28,669
Capitalized costs												1,100,000	$ 3,200,000	$ 4,111,510
Area of land | a								8,417						8,417
Non refundable payment															$ 252,512				$ 252,512
Payment of execution					$ 100,000
Long-term purchase commitment, amount								$ 200,000
Long-term purchase commitment, description								the effective date for exclusive rights to the option to purchase 80% of the 100% Before Project Payout Working Interest
Purchase option paid amount							$ 25,000
Acquisition costs														$ 262,022
Cost, depletion														0
Option fee						$ 150,000
Reserve analysis optioned asset								$ 39,000						39,000
Adjustments to additional paid in capital, other					400,000
Payment capitalized cost														100,000
Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Cash paid for additional acquisition									$ 60,000
Mc Cool Ranch Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Payment of execution					100,000			100,000
Purchase obligation					400,000			400,000						400,000
Payment for restarting production operation					270,000			270,000
Purchase obligation, to be paid, remainder of fiscal year								130,000						$ 130,000
Adjustments to additional paid in capital, other					$ 400,000
Option Pay Two Initial Payment [Member]
Property, Plant and Equipment [Line Items]
Long-term purchase commitment, amount								12,500
Final Subsequent Payment [Member]
Property, Plant and Equipment [Line Items]
Long-term purchase commitment, amount								$ 175,000
Default final payment of option							$ 175,000
A R L O Agreement [Member]
Property, Plant and Equipment [Line Items]
Area of land | a				960
Percentage of interest to acquire in leases				20.00%
Payments to acquire loans and lease				$ 2,000,000
A R L O Agreement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire loans and lease				$ 500,000
Amended AR Agreement [Member]
Property, Plant and Equipment [Line Items]
Amount agreed to fund as per amended agreement			$ 200,000
Amended A R L O Agreement [Member]
Property, Plant and Equipment [Line Items]
Percentage of interest to acquire in leases			2.00%
Total purchase price of lease			$ 500,000
Short-term lease payments												$ 225,000
Percentage of interest to acquire infrastructure		2.25%										2.25%
Amended A R L O Agreement [Member] | Forecast [Member]
Property, Plant and Equipment [Line Items]
Area of land | a	960
Percentage of interest to acquire in leases	17.75%
Stock issued during period, value, stock options exercised	$ 1,775,000
Gas and oil working interest percentage	17.75%
Proceeds from stock options exercised	$ 1,775,000
Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest								21.91832%	3.02647%					21.91832%
Trio LLC [Member] | Ken Fron Field [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest					21.91832%
Trio LLC [Member] | Mc Cool Ranch Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest					21.91832%			21.91832%						21.91832%
Trio LLC [Member] | Mc Cool Ranch Purchase Agreement [Member] | Ken Fron Field [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest					21.91832%
South Salinas Project [Member]
Property, Plant and Equipment [Line Items]
Exploration costs														$ 3,749,488
Capitalized costs														$ 4,011,510
South Salinas Project [Member] | Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Area of land | ft²								9,300						9,300
Percentage of working interest								85.75%	85.75%					85.75%						82.75%
McCool Ranch Oil Field [Member]
Property, Plant and Equipment [Line Items]
Capitalized costs														$ 100,000
McCool Ranch Oil Field [Member] | Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest						44.00%
Ken Fron Field [Member] | Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest						22.00%
Union Ave Field [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest																100.00%
Union Ave Field [Member] | Trio LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage of working interest						20.00%
First Lease [Member]
Property, Plant and Equipment [Line Items]
Area of land | a																			8,417
Non refundable payment																			$ 252,512
Second Lease [Member]
Property, Plant and Equipment [Line Items]
Area of land | a		160								160		160
Payments for rent | a		30								30		30
Group One [Member]
Property, Plant and Equipment [Line Items]
Area of land | a																	360	360
Lease term																	20 years	20 years
Payments for rent | a																	25	25
Group Two [Member]
Property, Plant and Equipment [Line Items]
Area of land | ft²																	307.75	307.75
Payments for rent | a																	30	30
Lease term																	20 years	20 years
Parcel One [Member] | McCool Ranch Oil Field [Member]
Property, Plant and Equipment [Line Items]
Area of land | ft²		480								480		480
Parcel Two [Member] | McCool Ranch Oil Field [Member]
Property, Plant and Equipment [Line Items]
Area of land | ft²		320								320		320
Parcel One And Two [Member] | McCool Ranch Oil Field [Member]
Property, Plant and Equipment [Line Items]
Area of land | ft²		800								800		800
Second Aforementioned [Member]
Property, Plant and Equipment [Line Items]
Area of land | a								160						160
Payments for rent | a								30						30